Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios, Inc. 15
Entity Central Index Key	0000278187
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
PGIM HIGH YIELD FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM High Yield Fund
Class Name	Class A
Trading Symbol	PBHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE
FUND
COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class A	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
WHAT
AFFECTED
THE
FUND’S
PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by the 2024 US election cycle, geopolitical tensions on multiple fronts, a broad-based increase in US tariffs, and elevated inflation. In addition, despite macro uncertainty and tight financial conditions, the high yield market continued to grow in 2025.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the
“Index”) during the period: security selection in the telecom, health care & pharmaceuticals, and cable & satellite industries; an overweight to the emerging-market high yield sector; and industry overweights to midstream energy and cable & satellite, along with an industry underweight to upstream energy.
■
The following strategies detracted from the Fund’s performance relative to the Index during the period: security selection in the chemicals, consumer noncyclicals, and paper & packaging industries; industry underweights to media & entertainment and consumer noncyclicals, and an industry overweight to health care & pharmaceuticals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage
duration
positioning and yield curve exposure. In the aggregate, these positions modestly detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	5.52%	4.30%	5.24%
Class A without sales charges	9.07%	4.99%	5.59%
Bloomberg US Aggregate Bond Index*	3.14%	-0.68%	1.80%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	8.25%	5.17%	5.74%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 20,736,857,905
Holdings Count | Holding	874
Advisory Fees Paid, Amount	$ 71,061,527
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY
FUND
STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 20,736,857,905
Number of fund holdings	874
Total advisory fees paid for the year	$ 71,061,527
Portfolio turnover rate for the year	49%

Holdings [Text Block]
WHAT ARE
SOME
CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	8.8
A	0.1
BBB	6.0
BB	45.9
B	22.8
CCC	12.0
Not Rated	4.8
Cash/Cash Equivalents	(0.5)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM HIGH YIELD FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM High Yield Fund
Class Name	Class C
Trading Symbol	PRHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND
COSTS
FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class C	$153	1.47%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
WHAT
AFFECTED
THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by the 2024 US election cycle, geopolitical tensions on multiple fronts, a broad-based increase in US tariffs, and elevated inflation. In addition, despite macro uncertainty and tight financial conditions, the high yield market continued to grow in 2025.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the
“Index”) during the period: security selection in the telecom, health care & pharmaceuticals, and cable & satellite industries; an overweight to the emerging-market high yield sector; and industry overweights to midstream energy and cable & satellite, along with an industry underweight to upstream energy.
■
The following strategies detracted from the Fund’s performance relative to the Index during the period: security selection in the chemicals, consumer noncyclicals, and paper & packaging industries; industry underweights to media & entertainment and consumer noncyclicals, and an industry overweight to health care & pharmaceuticals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In the aggregate, these positions modestly detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	7.50%	4.27%	4.86%
Class C without sales charges	8.50%	4.27%	4.86%
Bloomberg US Aggregate Bond Index*	3.14%	-0.68%	1.80%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	8.25%	5.17%	5.74%
*The Fund compares its performance against this broad-based index in response
to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 20,736,857,905
Holdings Count | Holding	874
Advisory Fees Paid, Amount	$ 71,061,527
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY
FUND
STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 20,736,857,905
Number of fund holdings	874
Total advisory fees paid for the year	$ 71,061,527
Portfolio turnover rate for the year	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	8.8
A	0.1
BBB	6.0
BB	45.9
B	22.8
CCC	12.0
Not Rated	4.8
Cash/Cash Equivalents	(0.5)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM HIGH YIELD FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM High Yield Fund
Class Name	Class R
Trading Symbol	JDYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R	$110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by the 2024 US election cycle, geopolitical tensions on multiple fronts, a broad-based increase in US tariffs, and elevated inflation. In addition, despite macro uncertainty and tight financial conditions, the high yield market continued to grow in 2025.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the
“Index”) during the period: security selection in the telecom, health care & pharmaceuticals, and cable & satellite industries; an overweight to the emerging-market high yield sector; and industry overweights to midstream energy and cable & satellite, along with an industry underweight to upstream energy.
■
The following strategies detracted from the Fund’s performance relative to the Index during the period: security selection in the chemicals, consumer noncyclicals, and paper & packaging industries; industry underweights to media & entertainment and consumer noncyclicals, and an industry overweight to health care & pharmaceuticals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In the aggregate, these positions modestly detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	8.73%	4.67%	5.29%
Bloomberg US Aggregate Bond Index*	3.14%	-0.68%	1.80%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	8.25%	5.17%	5.74%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 20,736,857,905
Holdings Count | Holding	874
Advisory Fees Paid, Amount	$ 71,061,527
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 20,736,857,905
Number of fund holdings	874
Total advisory fees paid for the year	$ 71,061,527
Portfolio turnover rate for the year	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	8.8
A	0.1
BBB	6.0
BB	45.9
B	22.8
CCC	12.0
Not Rated	4.8
Cash/Cash Equivalents	(0.5)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM HIGH YIELD FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM High Yield Fund
Class Name	Class Z
Trading Symbol	PHYZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class Z	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by the 2024 US election cycle, geopolitical tensions on multiple fronts, a broad-based increase in US tariffs, and elevated inflation. In addition, despite macro uncertainty and tight financial conditions, the high yield market continued to grow in 2025.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the
“Index”) during the period: security selection in the telecom, health care & pharmaceuticals, and cable & satellite industries; an overweight to the emerging-market high yield sector; and industry overweights to midstream energy and cable & satellite, along with an industry underweight to upstream energy.
■
The following strategies detracted from the Fund’s performance relative to the Index during the period: security selection in the chemicals, consumer noncyclicals, and paper & packaging industries; industry underweights to media & entertainment and consumer noncyclicals, and an industry overweight to health care & pharmaceuticals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In the aggregate, these positions modestly detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	9.32%	5.24%	5.86%
Bloomberg US Aggregate Bond Index*	3.14%	-0.68%	1.80%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	8.25%	5.17%	5.74%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 20,736,857,905
Holdings Count | Holding	874
Advisory Fees Paid, Amount	$ 71,061,527
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 20,736,857,905
Number of fund holdings	874
Total advisory fees paid for the year	$ 71,061,527
Portfolio turnover rate for the year	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	8.8
A	0.1
BBB	6.0
BB	45.9
B	22.8
CCC	12.0
Not Rated	4.8
Cash/Cash Equivalents	(0.5)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM High Yield Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM High Yield Fund
Class Name	Class R2
Trading Symbol	PHYEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R2	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE
REPORTING
PERIOD?
■
US high yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by the 2024 US election cycle, geopolitical tensions on multiple fronts, a broad-based increase in US tariffs, and elevated inflation. In addition, despite macro uncertainty and tight financial conditions, the high yield market continued to grow in 2025.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the
“Index”) during the period: security selection in the telecom, health care & pharmaceuticals, and cable & satellite industries; an overweight to the emerging-market high yield sector; and industry overweights to midstream energy and cable & satellite, along with an industry underweight to upstream energy.
■
The following strategies detracted from the Fund’s performance relative to the Index during the period: security selection in the chemicals, consumer noncyclicals, and paper & packaging industries; industry underweights to media & entertainment and consumer noncyclicals, and an industry overweight to health care & pharmaceuticals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In the aggregate, these positions modestly detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	8.88%	4.82%	4.89% (12/27/2017)
Bloomberg US Aggregate Bond Index*	3.14%	-0.68%	1.53%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	8.25%	5.17%	5.00%

*The Fund compares its performance against this
broad
-based index in response to regulatory
requirements
.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class's inception date.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 20,736,857,905
Holdings Count | Holding	874
Advisory Fees Paid, Amount	$ 71,061,527
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 20,736,857,905
Number of fund holdings	874
Total advisory fees paid for the year	$ 71,061,527
Portfolio turnover rate for the year	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	8.8
A	0.1
BBB	6.0
BB	45.9
B	22.8
CCC	12.0
Not Rated	4.8
Cash/Cash Equivalents	(0.5)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to
rounding
.

PGIM High Yield Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM High Yield Fund
Class Name	Class R4
Trading Symbol	PHYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R4	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING
PERIOD
?
■
US high yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by the 2024 US election cycle, geopolitical tensions on multiple fronts, a broad-based increase in US tariffs, and elevated inflation. In addition, despite macro uncertainty and tight financial conditions, the high yield market continued to grow in 2025.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the
“Index”) during the period: security selection in the telecom, health care & pharmaceuticals, and cable & satellite industries; an overweight to the emerging-market high yield sector; and industry overweights to midstream energy and cable & satellite, along with an industry underweight to upstream energy.
■
The following strategies detracted from the Fund’s performance relative to the Index during the period: security selection in the chemicals, consumer noncyclicals, and paper & packaging industries; industry underweights to media & entertainment and consumer noncyclicals, and an industry overweight to health care & pharmaceuticals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In the aggregate, these positions modestly detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	9.38%	5.12%	5.15% ( 12/27/2017 )
Bloomberg US Aggregate Bond Index*	3.14%	-0.68%	1.53%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	8.25%	5.17%	5.00%

*The Fund compares its performance against this broad-based index in response to regulatory
requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class's inception date.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 20,736,857,905
Holdings Count | Holding	874
Advisory Fees Paid, Amount	$ 71,061,527
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 20,736,857,905
Number of fund holdings	874
Total advisory fees paid for the year	$ 71,061,527
Portfolio turnover rate for the year	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	8.8
A	0.1
BBB	6.0
BB	45.9
B	22.8
CCC	12.0
Not Rated	4.8
Cash/Cash Equivalents	(0.5)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch
rating
tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM High Yield Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM High Yield Fund
Class Name	Class R6
Trading Symbol	PHYQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R6	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING
PERIOD
?
■
US high yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by the 2024 US election cycle, geopolitical tensions on multiple fronts, a broad-based increase in US tariffs, and elevated inflation. In addition, despite macro uncertainty and tight financial conditions, the high yield market continued to grow in 2025.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the
“Index”) during the period: security selection in the telecom, health care & pharmaceuticals, and cable & satellite industries; an overweight to the emerging-market high yield sector; and industry overweights to midstream energy and cable & satellite, along with an industry underweight to upstream energy.
■
The following strategies detracted from the Fund’s performance relative to the Index during the period: security selection in the chemicals, consumer noncyclicals, and paper & packaging industries; industry underweights to media & entertainment and consumer noncyclicals, and an industry overweight to health care & pharmaceuticals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In the aggregate, these positions modestly detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	9.46%	5.37%	5.99%
Bloomberg US Aggregate Bond Index*	3.14%	-0.68%	1.80%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	8.25%	5.17%	5.74%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 20,736,857,905
Holdings Count | Holding	874
Advisory Fees Paid, Amount	$ 71,061,527
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 20,736,857,905
Number of fund holdings	874
Total advisory fees paid for the year	$ 71,061,527
Portfolio turnover rate for the year	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	8.8
A	0.1
BBB	6.0
BB	45.9
B	22.8
CCC	12.0
Not Rated	4.8
Cash/Cash Equivalents	(0.5)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S
&
P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Short Duration High Yield Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration High Yield Income Fund
Class Name	Class A
Trading Symbol	HYSAX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class A shares of PGIM Short Duration High Yield Income Fund (the
“Fund”) for the period of September 1, 2024 to August 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund—Class A	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE
REPORTING
PERIOD?
■
US high yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by the 2024 US election cycle, geopolitical tensions on multiple fronts, a broad-based increase in US tariffs, and elevated inflation. In addition, despite macro uncertainty and tight financial conditions, the high yield market continued to grow in 2025.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index
(the “Index”) during the period: security selection in the cable & satellite, health care & pharmaceuticals, and retailers & restaurants industries;
an underweight to the US high yield corporate sector, along with overweights to the emerging-market high yield and US bank loan sectors;
industry underweights to midstream energy and retailers & restaurants, and an overweight to telecom.
■
The following strategies detracted from the Fund’s performance relative to the Index during the period: security selection in the chemicals, consumer noncyclicals, and paper & packaging industries; industry underweights to media & entertainment and consumer noncyclicals, and an overweight to paper & packaging.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In the aggregate, these positions had a modestly positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	5.10%	4.91%	4.75%
Class A without sales charges	7.52%	5.38%	4.99%
Bloomberg US Aggregate Bond Index*	3.14%	-0.68%	1.80%
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	7.14%	5.45%	5.23%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 5,138,962,340
Holdings Count | Holding	602
Advisory Fees Paid, Amount	$ 31,054,448
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 5,138,962,340
Number of fund holdings	602
Total advisory fees paid for the year	$ 31,054,448
Portfolio turnover rate for the year	61%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	10.1
BBB	6.0
BB	51.2
B	23.1
CCC	5.9
Not Rated	3.4
Cash/Cash Equivalents	0.3
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Short Duration High Yield Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration High Yield Income Fund
Class Name	Class C
Trading Symbol	HYSCX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class C shares of PGIM Short Duration High Yield Income Fund (the
“Fund”) for the period of September 1, 2024 to August 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund—Class C	$181	1.75%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING
PERIOD
?
■
US high yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by the 2024 US election cycle, geopolitical tensions on multiple fronts, a broad-based increase in US tariffs, and elevated inflation. In addition, despite macro uncertainty and tight financial conditions, the high yield market continued to grow in 2025.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index
(the “Index”) during the period: security selection in the cable & satellite, health care & pharmaceuticals, and retailers & restaurants industries;
an underweight to the US high yield corporate sector, along with overweights to the emerging-market high yield and US bank loan sectors;
industry underweights to midstream energy and retailers & restaurants, and an overweight to telecom.
■
The following strategies detracted from the Fund’s performance relative to the Index during the period: security selection in the chemicals, consumer noncyclicals, and paper & packaging industries; industry underweights to media & entertainment and consumer noncyclicals, and an overweight to paper & packaging.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In the aggregate, these positions had a modestly positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	5.72%	4.60%	4.22%
Class C without sales charges	6.72%	4.60%	4.22%
Bloomberg US Aggregate Bond Index*	3.14%	-0.68%	1.80%
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	7.14%	5.45%	5.23%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 5,138,962,340
Holdings Count | Holding	602
Advisory Fees Paid, Amount	$ 31,054,448
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 5,138,962,340
Number of fund holdings	602
Total advisory fees paid for the year	$ 31,054,448
Portfolio turnover rate for the year	61%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	10.1
BBB	6.0
BB	51.2
B	23.1
CCC	5.9
Not Rated	3.4
Cash/Cash Equivalents	0.3
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities
that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Short Duration High Yield Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration High Yield Income Fund
Class Name	Class Z
Trading Symbol	HYSZX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class Z shares of PGIM Short Duration High Yield Income Fund (the
“Fund”) for the period of September 1, 2024 to August 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund—Class Z	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE
REPORTING
PERIOD?
■
US high yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by the 2024 US election cycle, geopolitical tensions on multiple fronts, a broad-based increase in US tariffs, and elevated inflation. In addition, despite macro uncertainty and tight financial conditions, the high yield market continued to grow in 2025.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index
(the “Index”) during the period: security selection in the cable & satellite, health care & pharmaceuticals, and retailers & restaurants industries;
an underweight to the US high yield corporate sector, along with overweights to the emerging-market high yield and US bank loan sectors;
industry underweights to midstream energy and retailers & restaurants, and an overweight to telecom.
■
The following strategies detracted from the Fund’s performance relative to the Index during the period: security selection in the chemicals, consumer noncyclicals, and paper & packaging industries; industry underweights to media & entertainment and consumer noncyclicals, and an overweight to paper & packaging.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In the aggregate, these positions had a modestly positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	7.79%	5.65%	5.25%
Bloomberg US Aggregate Bond Index*	3.14%	-0.68%	1.80%
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	7.14%	5.45%	5.23%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 5,138,962,340
Holdings Count | Holding	602
Advisory Fees Paid, Amount	$ 31,054,448
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 5,138,962,340
Number of fund holdings	602
Total advisory fees paid for the year	$ 31,054,448
Portfolio turnover rate for the year	61%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	10.1
BBB	6.0
BB	51.2
B	23.1
CCC	5.9
Not Rated	3.4
Cash/Cash Equivalents	0.3
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated
category
consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Short Duration High Yield Income Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration High Yield Income Fund
Class Name	Class R6
Trading Symbol	HYSQX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Short Duration High Yield Income Fund (the
“Fund”) for the period of September 1, 2024 to August 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund—Class R6	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by the 2024 US election cycle, geopolitical tensions on multiple fronts, a broad-based increase in US tariffs, and elevated inflation. In addition, despite macro uncertainty and tight financial conditions, the high yield market continued to grow in 2025.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index
(the “Index”) during the period: security selection in the cable & satellite, health care & pharmaceuticals, and retailers & restaurants industries;
an underweight to the US high yield corporate sector, along with overweights to the emerging-market high yield and US bank loan sectors;
industry underweights to midstream energy and retailers & restaurants, and an overweight to telecom.
■
The following strategies detracted from the Fund’s performance relative to the Index during the period: security selection in the chemicals, consumer noncyclicals, and paper & packaging industries; industry underweights to media & entertainment and consumer noncyclicals, and an overweight to paper & packaging.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In the aggregate, these positions had a modestly positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	7.97%	5.70%	5.32%
Bloomberg US Aggregate Bond Index*	3.14%	-0.68%	1.80%
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	7.14%	5.45%	5.23%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data .
Net Assets	$ 5,138,962,340
Holdings Count | Holding	602
Advisory Fees Paid, Amount	$ 31,054,448
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 5,138,962,340
Number of fund holdings	602
Total advisory fees paid for the year	$ 31,054,448
Portfolio turnover rate for the year	61%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	10.1
BBB	6.0
BB	51.2
B	23.1
CCC	5.9
Not Rated	3.4
Cash/Cash Equivalents	0.3
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities
that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.